JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

May 30, 2023

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 52 to the Trust’s Registration Statement under the Securities Act and Amendment No. 54 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”) pertaining to the Formidable Small/Mid Cap ETF (the “Fund”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to change the Fund’s name to the Formidable Dividend and Income ETF, change its investment objective, update its ticker symbol, and revise the Fund’s principal investment strategies to reflect a change in the size of companies in which the Fund will typically invest and to enhance the description of the investment adviser’s investment process.

The Trust hereby requests selective review of the Amendment filing. The Trust believes it is appropriate for the staff of the U. S. Securities and Exchange Commission to focus its review on the material changes described in the preceding paragraph.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP